Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Leases

Note 7  — Leases

The Company leases certain field and corporate office facilities, vacation properties it controls and equipment from third parties with remaining lease terms ranging from 1 to 10 years. Many of the Company’s leases include options to extend the lease term with varying terms. Certain leases include payment of executory costs such as property taxes, utilities, insurance and maintenance.

Rent expense recognized was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Costs of revenue	$1,650	$2,151	$4,595	$7,279
Operations and support	4,885	4,625	11,838	11,679
General and administrative	1,652	1,242	4,588	3,421
Total rent expense	$8,187	$8,018	$21,021	$22,379

Note 7 — Leases

The Company leases certain field and corporate office facilities, vacation properties it controls and equipment from third parties with remaining lease terms ranging from 1 to 11 years. Many of the Company’s leases include options to extend the lease term with varying terms. Certain leases include payment of executory costs such as property taxes, utilities, insurance and maintenance.

Rent expense recognized was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Costs of revenue	$9,630	$12,961
Operations and support	15,158	7,975
General and administrative	5,089	2,678
Total rent expense	$29,877	$23,614

Future minimum lease payments to be made by the Company for non-cancelable operating leases with an initial or remaining term greater than a year as of December 31, 2020 consisted of the following (in thousands):

Operating Leases
2021	$12,979
2022	10,617
2023	5,810
2024	5,006
2025	4,747
Thereafter	15,392
Total future minimum obligations	$54,551